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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206   Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         December 31, 2011

Date of reporting period:       March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.12%
CLOSED-END FUNDS - 19.61%
CORE - 2.83%
Adams Express Company (The) (a)	48,400	$549,824
General American Investors Company, Inc.	18,300	518,622
Liberty All-Star Equity Fund	43,124	226,832
Royce Micro-Cap Trust, Inc.	4,000	40,960
SunAmerica Focused Alpha Large-Cap Fund, Inc.	8,000	145,280
Tri-Continental Corporation	22,800	333,336
		1,814,854
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 2.93%
AllianceBernstein Income Fund	144,924	1,114,466
Federated Enhanced Treasury Income Fund	37,244	569,833
Invesco Van Kampen Bond Fund	10,453	189,826
		1,874,125
GLOBAL - 3.36%
Alpine Total Dynamic Dividend Fund	344,312	2,117,519
Clough Global Allocation Fund	2,500	40,600
		2,158,119
GLOBAL INCOME - 0.83%
Nuveen Multi-Currency Short-Term Government Income Fund	38,267	533,825

HIGH CURRENT YIELD (LEVERAGED) - 0.25%
First Trust Strategic High Income Fund	5,000	17,650
First Trust Strategic High Income Fund II	16,400	80,688
First Trust Strategic High Income Fund III	14,101	60,493
		158,831
OPTION ARBITRAGE/OPTIONS STRATEGIES - 7.89%
Dow 30 Enhanced Premium & Income Fund, Inc.	36,334	417,841
Eaton Vance Risk-Managed Diversified Equity Income Fund	146,464	1,877,668
Eaton Vance Tax-Managed Diversified Equity Income Fund	183,120	2,014,320
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	11,815	144,734
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	58,000	613,640
		5,068,203

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
REAL ESTATE - 0.43%
Alpine Global Premier Properties Fund	39,316	$275,605

SECTOR EQUITY - 0.70%
Evergreen Utilities and High Income Fund	29,510	349,694
Gabelli Healthcare & WellnessRx Trust (The)*	4,361	33,536
Macquarie Global Infrastructure Total Return Fund, Inc.	4,000	72,880
		456,110
VALUE - 0.39%
Claymore Dividend & Income Fund	11,960	199,732
Royce Focus Trust, Inc.	6,000	50,100
		249,832

TOTAL CLOSED-END FUNDS		12,589,504

CONSUMER DISCRETIONARY - 8.82%
Amazon.com, Inc. *	3,000	540,390
Best Buy Company, Inc.	6,500	186,680
Comcast Corporation - Class A	14,555	359,800
DIRECTV Group, Inc. (The) - Class A *	4,000	187,200
Family Dollar Stores, Inc.	2,000	102,640
Ford Motor Company *	12,000	178,920
Gap, Inc. (The)	9,200	208,472
Home Depot, Inc. (The)	2,000	74,120
McDonald's Corporation	11,400	867,426
News Corporation - Class A	10,000	175,600
NIKE, Inc. - Class B	4,100	310,370
Starbucks Corporation	2,800	103,460
Target Corporation	8,800	440,088
Time Warner Cable, Inc.	1,966	140,254
Time Warner, Inc.	7,900	282,030
TJX Companies, Inc. (The)	7,000	348,110
Viacom, Inc. - Class B	5,450	253,534
Walt Disney Company (The)	10,200	439,518
Yum! Brands, Inc.	9,000	462,420
		5,661,032
CONSUMER STAPLES - 7.98%
Altria Group, Inc.	20,800	541,424
Coca-Cola Company (The)	13,500	895,725
Colgate-Palmolive Company	3,400	274,584
Costco Wholesale Corporation	2,500	183,300

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

CONSUMER STAPLES (Continued)
CVS Caremark Corporation	8,430	$289,318
General Mills, Inc.	5,000	182,750
H.J. Heinz Company	4,000	195,280
Kraft Foods, Inc. - Class A	6,932	217,387
PepsiCo, Inc.	5,600	360,696
Philip Morris International, Inc.	2,500	164,075
Procter & Gamble Company (The)	16,297	1,003,895
Sysco Corporation	10,300	285,310
Wal-Mart Stores, Inc.	10,100	525,705
		5,119,449
ENERGY - 10.73%
Chevron Corporation	10,732	1,152,939
ConocoPhillips	14,974	1,195,823
Exxon Mobil Corporation	29,936	2,518,516
Halliburton Company	9,700	483,448
Marathon Oil Corporation	11,500	613,065
Occidental Petroleum Corporation	3,500	365,715
Schlumberger Ltd.	6,000	559,560
		6,889,066
FINANCIALS - 11.93%
AFLAC, Inc.	5,500	290,290
Allstate Corporation (The)	6,800	216,104
American Express Company	6,400	289,280
Bank of New York Mellon Corporation (The)	7,754	231,612
BB&T Corporation	3,500	96,075
Capital One Financial Corporation	2,500	129,900
Chubb Corporation (The)	3,500	214,585
Citigroup, Inc. *	60,000	265,200
Franklin Resources, Inc.	1,500	187,620
Goldman Sachs Group, Inc. (The)	5,000	792,350
Hudson City Bancorp, Inc.	15,500	150,040
JPMorgan Chase & Co.	30,132	1,389,085
Loews Corporation	2,000	86,180
Marsh & McLennan Companies, Inc.	10,000	298,100
MetLife, Inc.	5,700	254,961
Morgan Stanley	7,500	204,900
PNC Financial Services Group, Inc.	7,600	478,724
Prudential Financial, Inc.	4,000	246,320
State Street Corporation	3,000	134,820
T. Rowe Price Group, Inc.	3,000	199,260
Travelers Companies, Inc. (The)	9,476	563,633
U.S. Bancorp	9,901	261,683

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

FINANCIALS (Continued)
Wells Fargo & Company	21,400	$678,380
		7,659,102
HEALTH CARE - 8.66%
Abbott Laboratories	9,200	451,260
Aetna, Inc.	5,000	187,150
Allergan, Inc.	2,500	177,550
Amgen, Inc. *	6,700	358,115
Becton, Dickinson and Company	3,900	310,518
Biogen Idec, Inc. *	4,000	293,560
Bristol-Myers Squibb Company	19,000	502,170
Cardinal Health, Inc.	7,950	326,983
Covidien Plc	2,599	134,992
Eli Lilly & Company	4,700	165,299
Express Scripts, Inc. *	3,000	166,830
Gilead Sciences, Inc. *	6,000	254,640
Johnson & Johnson	10,000	592,500
McKesson Corporation	1,800	142,290
Medtronic, Inc.	6,000	236,100
Merck & Company, Inc.	15,267	503,964
Stryker Corporation	2,000	121,600
UnitedHealth Group, Inc.	11,000	497,200
WellPoint, Inc.	2,000	139,580
		5,562,301
INDUSTRIALS - 8.62%
3M Company	4,400	411,400
Boeing Company (The)	2,200	162,646
Caterpillar, Inc.	5,300	590,155
CSX Corporation	3,500	275,100
Deere & Company	6,500	629,785
Emerson Electric Company	6,000	350,580
General Dynamics Corporation	3,200	244,992
General Electric Company	46,900	940,345
Illinois Tool Works, Inc.	2,500	134,300
Lockheed Martin Corporation	3,000	241,200
Raytheon Company	3,500	178,045
Union Pacific Corporation	4,000	393,320
United Parcel Service, Inc. - Class B	4,100	304,712
United Technologies Corporation	5,000	423,250
Waste Management, Inc.	6,800	253,912
		5,533,742
INFORMATION TECHNOLOGY - 14.63%
Apple, Inc. *	5,900	2,055,855

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

INFORMATION TECHNOLOGY (Continued)
Cognizant Technology Solutions Corporation - Class A *	2,500	$203,500
Corning, Inc.	12,000	247,560
EMC Corporation *	8,148	216,329
Google, Inc. - Class A *	2,000	1,172,420
Hewlett-Packard Company	11,400	467,058
Intel Corporation	39,500	796,715
International Business Machines Corporation	8,100	1,320,867
Microsoft Corporation	51,200	1,298,432
Oracle Corporation	25,272	843,327
QUALCOMM, Inc.	10,000	548,300
Texas Instruments, Inc.	6,400	221,184
		9,391,547
MATERIALS - 3.03%
Dow Chemical Company (The)	5,400	203,850
E.I. Du Pont de Nemours & Company	9,500	522,215
Freeport-McMoRan Copper & Gold, Inc.	10,000	555,500
Praxair, Inc.	6,500	660,400
		1,941,965
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	1,500

TELECOMMUNICATION SERVICES - 2.49%
AT&T, Inc.	37,039	1,133,394
Verizon Communications, Inc.	12,000	462,480
		1,595,874
UTILITIES - 2.62%
Dominion Resources, Inc.	7,700	344,190
Duke Energy Corporation	15,800	286,770
Exelon Corporation	3,000	123,720
FirstEnergy Corporation	3,000	111,270
Nextera Energy, Inc.	4,000	220,480
PG&E Corporation	3,000	132,540
Public Service Enterprises Group, Inc.	4,500	141,795
Southern Company (The)	8,400	320,124
		1,680,889

TOTAL EQUITY SECURITIES (cost - $52,656,555)		63,625,971

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

RIGHTS - 0.00%
Gabelli Healthcare & WellnessRx Trust (The)* (cost - $1,481)	4,361	$1,570
SHORT-TERM INVESTMENT - 0.54%
MONEY MARKET FUND - 0.54%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $348,009)	348,009	348,009

TOTAL INVESTMENTS - 99.66% (cost - $53,006,045)		63,975,550

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.34%		216,060

NET ASSETS - 100.00%		$64,191,610

(a) Affiliated investment.  The Fund holds 0.86% (based on net assets) of The Adams Express Company.  A director of the Fund also serves as a director to such company.  There were no purchases or sales of this security during the three months ended March 31, 2011.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2011 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $53,006,045, $13,275,169, $(2,305,664) and $10,969,505, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$63,627,541	$-
Short-Term Investments	348,009	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$63,975,550	$-

* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three months ended March 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2011.

The disclosures for the Fund’s fiscal year beginning January 1, 2011 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the three months ended March 31, 2011, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its Schedule of Investments were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 8, 2011 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 8, 2011, file number 811-05150.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 23, 2011

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	May 23, 2011

* Print the name and title of each signing officer under his or her signature.